Pension and Non-pension Post-employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Market Value of Plan Assets	The table below presents the fair market value of defined pension and other benefit plan assets:

	Fair Market Value at December 31		Actual Asset Allocation (%) at December 31
	2022	2023	2022	2023
Quoted market prices:
Debt investment funds	$9.0	$8.9	4%	4%
Equity investment funds	6.4	5.9	3%	3%
Non-quoted market prices:
Insurance annuities	182.0	182.6	85%	85%
Other	16.7	16.1	8%	8%
Total	$214.1	$213.5	100%	100%

Summary of Financial Position of Pension and Other Benefit Plans	The following tables provide a summary of the financial position of our defined pension and other benefit plans:

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2022	2023	2022	2023
Plan assets, beginning of year	$359.9	$211.8	$2.0	$2.3
Interest income	5.8	10.1	—	0.1
Actuarial losses in other comprehensive income (i)	(112.0)	(10.0)	—	—
Administrative expenses paid from plan assets	(0.6)	(0.4)	—	—
Employer contributions	4.0	1.3	0.8	0.6
Employer direct benefit payments	0.1	0.3	2.4	3.7
Employer direct settlement payments	—	—	—	1.1
Settlement payments from employer	—	—	—	(1.1)
Settlement payments from plan	—	—	—	(0.1)
Benefit payments from plan	(10.4)	(10.8)	(0.4)	(0.4)
Benefit payments from employer	(0.1)	(0.3)	(2.4)	(3.7)
Foreign currency exchange rate changes and other	(34.9)	9.2	(0.1)	(0.2)
Plan assets, end of year	$211.8	$211.2	$2.3	$2.3

(i)    Actuarial gains or losses are determined based on actual return on plan assets less interest income as set forth in the table above.

	Pension Plans Year ended December 31		Other Benefit Plans Year ended December 31
	2022	2023	2022	2023
Accrued benefit obligations, beginning of year	$373.9	$216.9	$89.1	$66.3
Current service cost	0.3	2.2	3.1	3.1
Past service cost and settlement/curtailment losses (ii)	—	—	—	0.9
Interest cost	6.2	10.2	2.7	3.2
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	(0.5)	(6.5)	(4.6)	—
— Changes in financial assumptions	(124.7)	5.8	(15.7)	3.3
— Experience adjustments	7.5	(8.0)	(1.8)	1.3
Settlement payments from employer	—	—	—	(1.1)
Settlement payments from plan	—	—	—	(0.1)
Benefit payments from plan	(10.4)	(10.8)	(0.4)	(0.4)
Benefit payments from employer	(0.1)	(0.3)	(2.4)	(3.7)
Foreign currency exchange rate changes and other	(35.3)	9.8	(3.7)	1.6
Accrued benefit obligations, end of year	$216.9	$219.3	$66.3	$74.4

Weighted average duration of benefit obligations (in years)	13	13	10	10
(ii) The settlement losses relate to employee terminations in connection with 2023 restructuring actions.
The present value of the defined benefit obligations, the fair value of plan assets and the surplus or deficit in our defined benefit pension and other benefit plans are summarized as follows:

	Pension Plans December 31		Other Benefit Plans December 31
	2022	2023	2022	2023
Accrued benefit obligations, end of year	$(216.9)	$(219.3)	$(66.3)	$(74.4)
Plan assets, end of year	211.8	211.2	2.3	2.3
Reduction of plan assets due to IFRS restrictions described in note 2(l)	(0.9)	(2.6)	—	—
Deficiency of plan assets over accrued benefit obligations	$(6.0)	$(10.7)	$(64.0)	$(72.1)

Schedule of Amounts Reported in Balance Sheet	The following table outlines the plan balances as reported on our consolidated balance sheets:

	December 31, 2022			December 31, 2023
	Pension Plans	Other Benefit Plans	Total	Pension Plans	Other Benefit Plans	Total
Pension and non-pension post-employment benefit obligations	$(13.1)	$(63.9)	$(77.0)	$(16.0)	$(72.1)	$(88.1)
Current other post-employment benefit obligations	—	(0.1)	(0.1)	—	—	—
Non-current net pension assets (note 9)	7.1	—	7.1	5.3	—	5.3
	$(6.0)	$(64.0)	$(70.0)	$(10.7)	$(72.1)	$(82.8)

Net Expense Recognized in Consolidated Statement of Operations for Pension and Non-pension Post-employment Benefit Plans	The following table outlines the net expense recognized in our consolidated statement of operations for pension and non-pension post-employment benefit plans:

	Pension Plans Year ended December 31			Other Benefit Plans Year ended December 31
	2021	2022	2023	2021	2022	2023
Current service cost	$2.5	$0.3	$2.2	$3.4	$3.1	$3.1
Net interest cost	0.4	0.4	0.1	2.4	2.7	3.1
Past service cost and settlement/curtailment losses	—	—	—	0.3	—	0.9
Plan administrative expenses and other	1.3	0.6	0.5	—	—	—
	4.2	1.3	2.8	6.1	5.8	7.1
Defined contribution pension plan expense (note 18(c))	11.6	12.3	12.7	—	—	—
Total expense for the year	$15.8	$13.6	$15.5	$6.1	$5.8	$7.1

Actuarial Gains and Losses, Net of Tax, Recognized in OCI and Reclassified
The following table outlines the gains and losses, net of tax, recognized in OCI and reclassified directly to deficit for the years shown:

	Year ended December 31
	2021	2022	2023
Cumulative losses, beginning of year	$87.0	$77.7	$44.2
Actuarial losses (gains) recognized during the year (i)	(9.3)	(33.5)	7.6
Cumulative losses, end of year (ii)	$77.7	$44.2	$51.8

(i)    Including a $0.1 income tax recovery for 2023 (2022 — $5.0; 2021 — nil).
(ii)    Net of an income tax recovery of $6.6 as at December 31, 2023 (December 31, 2022 — $6.5; December 31, 2021 — $1.5).

Percentages and Assumptions Used in Measuring the Plans	The following percentages and assumptions were used in measuring the plans for the years indicated:

	Pension Plans			Other Benefit Plans
	2021	2022	2023	2021	2022	2023
Weighted average discount rate at December 31 (i) for:
Benefit obligations	1.8	4.9	4.6	3.2	4.9	4.5
Net pension cost	1.4	1.8	4.8	2.5	3.2	4.9
Weighted average rate of compensation increase for:
Benefit obligations	1.1	1.1	2.9	4.6	4.6	4.6
Net pension cost	1.1	1.1	1.1	4.6	4.6	4.6
Healthcare cost trend rates:
Immediate trend	—	—	—	5.2	5.1	6.5
Ultimate trend	—	—	—	4.0	4.0	4.0
Year the ultimate trend rate is expected to be achieved	—	—	—	2040	2040	2040
(i)     The weighted average discount rate is determined using publicly available rates for highly-rated bonds by currency in countries where we have a pension or non-pension benefit plan. A higher discount rate would decrease the present value of the benefit obligation, and a lower discount rate would increase the present value of the benefit obligation.

Disclosure of Sensitivity Analysis for Actuarial Assumptions	A one percentage-point increase or decrease in one of the following actuarial assumptions, holding other assumptions constant in each case, would increase (decrease) our benefit obligations as follows:

	Pension Plans		Other Benefit Plans
	Year ended December 31, 2023		Year ended December 31, 2023
	1% Increase	1% Decrease	1% Increase	1% Decrease
Discount rate	$(24.7)	$30.5	$(6.8)	$7.5
Healthcare cost trend rate	$—	$—	$3.4	$(2.9)

Schedule of Plan Contributions	We made the following plan contributions for the years indicated below and estimate our contribution for 2024 to be as follows:

	Year ended December 31			Estimated Contribution*
	2021	2022	2023	2024
Defined contribution plan	$11.6	$12.3	$12.7	$12.7
Defined benefit plan	6.1	4.1	1.6	1.3
Total	$17.7	$16.4	$14.3	$14.0

Non-pension post-employment benefit plans	$3.6	$3.2	$5.4	$4.6
*    Our actual contributions could differ materially from these estimates.